Financial risk management, objectives and policies, Nordea Credit Facility (Details) $ in Thousands		1 Months Ended								12 Months Ended
	Nov. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2017 USD ($) Carrier	Apr. 30, 2017 USD ($) Building	Dec. 31, 2021 USD ($)	May 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2018	Jun. 30, 2018 USD ($)
Credit Facility [Abstract]
Borrowing amount										$ 522,299		$ 449,959
Old Nordea Credit Facility [Member]
Credit Facility [Abstract]
Term										6 years
Borrowing amount								$ 204,000	$ 300,000							$ 96,000
Drawdown			$ 50,000	$ 15,000
Repayments of borrowings		$ 175,900
Number of VLCCs delivered | Carrier								9
Debt repayment installment amount										$ 4,200
Debt prepayment before installment term	$ 25,800				$ 37,000	$ 25,800	$ 35,000
Old Nordea Credit Facility [Member] | Second Quarter of 2023 [Member]
Credit Facility [Abstract]
Debt repayment final amount										$ 147,300
Old Nordea Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis																2.40%
Old Nordea Credit Facility [Member] | Scrubbers [Member]
Credit Facility [Abstract]
Frequency of periodic repayment										quarterly
Secured commitment related to financing													$ 45,000	$ 50,000
Old Nordea Credit Facility [Member] | Scrubbers [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis															2.40%
Old Nordea Credit Facility [Member] | New Buildings [member]
Credit Facility [Abstract]
Number of newbuilding contracts | Building									2
Nordea Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount										$ 225,214	$ 316,200	$ 109,423
Amount subject to quarterly reductions through term of facility											60,000
Drawdown		$ 233,800	$ 50,000	$ 15,000
Maturity date		January 2027
Uncommitted accordion		$ 250,000
Frequency of periodic repayment										quarterly
Credit facility covenant, required adjusted tangible net worth										$ 300,000
Nordea Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings										135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets										25.00%
Credit facility covenant, required unencumbered consolidated cash										$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt										6.00%
Nordea Credit Facility [Member] | Fourth Quarter of 2022 [Member]
Credit Facility [Abstract]
Debt repayment installment amount										$ 1,300
Nordea Credit Facility [Member] | First Quarter of 2023 [Member]
Credit Facility [Abstract]
Debt repayment installment amount										6,600
Nordea Credit Facility [Member] | First Quarter of 2027 [Member]
Credit Facility [Abstract]
Debt repayment final amount										114,000
Debt repayment last installment										$ 5,900
Nordea Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis		1.90%								1.90%
Term Loan [Member]
Credit Facility [Abstract]
Borrowing amount											119,800
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount											$ 196,400